UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2192

THE DREYFUS THIRD CENTURY FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	5/31/13

FORM N-CSR

Item 1.                        Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
22	Notes to Financial Statements
32	Report of Independent Registered Public Accounting Firm
33	Important Tax Information
34	Board Members Information
36	Officers of the Fund
FOR MORE INFORMATION
Back Cover

The Dreyfus
Third Century Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for The Dreyfus Third Century Fund, Inc., covering the 12-month period from June 1, 2012, through May 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economic recovery gained traction over the reporting period, but remained slower than historical norms. On one hand, the expansion has been fueled by gradually falling unemployment, recovering housing markets, rapid growth in domestic oil and gas production, and, perhaps most significant, the aggressively stimulative monetary policy of the Federal Reserve Board (the “Fed”). On the other hand, several factors have weighed on the nation’s economic growth rate, including relatively sluggish demand for exports to Europe and the emerging markets, higher tax rates for some Americans, and more restrictive fiscal policies stemming from sequestration. Investors appear to have adopted a more optimistic outlook, as several major stock market indices reached new record highs by the reporting period’s end.

In our analysis, real GDP growth seems poised to accelerate modestly over the remainder of 2013. In fact, we expect the relatively mild economic expansion to remain intact domestically and globally over the next several years. The moderate pace of the recovery implies that the risks of consumer price inflation are limited, making it unlikely that the Fed will adopt expansion-threatening, restrictive policies anytime soon. As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 17, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2012, through May 31, 2013, as provided by Warren Chiang, C. Wesley Boggs, and Ronald Gala, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended May 31, 2013,The Dreyfus Third Century Fund’s Class A shares produced a total return of 25.47%, Class C shares returned 24.55%, Class I shares returned 25.98%, and Class Z shares returned 25.80%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), provided a total return of 27.25% for the same period.2

Stocks generally rallied over the reporting period when investors responded positively to improved economic trends.The fund produced lower returns than its benchmark, as its socially responsible criteria barred participation in some of the market’s stronger areas.

The Fund’s Investment Approach

The fund seeks capital growth, with current income as a secondary goal.To pursue these goals, the fund, under normal circumstances, invests at least 80% of its net assets in the common stocks of companies that, in our opinion, meet traditional investment standards while conducting their businesses in a manner that contributes to the enhancement of the quality of life in America. Our strategy combines computer modeling techniques, fundamental analysis, and risk management with a social investment process.

In selecting stocks, we begin with quantitative research to rank stocks within an industry or sector. Next, using fundamental analysis, we designate the most attractive securities as potential purchase candidates.We then evaluate potential purchase candidates to determine whether they meet the fund’s socially responsible investment criteria.We further examine companies determined to be eligible, by industry or sector, and select those companies we consider to be the most attractive based on financial considerations. If there is more than one company to choose from, we can select stocks of companies that exhibit positive records in the fund’s areas of social concern.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The fund normally focuses on large-cap growth stocks; however, it also may invest in value-oriented, midcap and small-cap stocks.

Recovering Economy Fueled Market Gains

A sustained market rally began soon after the start of the reporting period when investors responded positively to improved U.S. employment and housing market trends, a stated commitment to the euro by the European Central Bank, and expectations that new economic policies in China might boost global growth. Investor optimism later faltered amid uncertainty surrounding automatic U.S. tax hikes and spending cuts scheduled for the start of 2013, but last-minute legislation to address the increases helped alleviate investors’ worries. Continued corporate earnings strength and encouraging economic data lent further support to stock prices over the first five months of 2013. In this environment, small-cap companies generally produced more robust gains than their larger counterparts.

Quality-of-Life Criteria Hindered Relative Results

While the fund participated substantially in the U.S. stock market’s gains over the reporting period, its relative results were constrained when its socially responsible policies disallowed investments in large, diversified financial institutions that rallied from depressed levels. Results also were undermined by the information technology sector, where semiconductor maker Advanced Micro Devices was hurt by exposure to struggling personal computer makers.

The fund achieved better results through the quality, valuation and behavioral factors considered by its quantitative models. In the health care sector, life sciences company Life Technologies received a takeover offer from a former rival at a premium to its stock price at the time. In the energy sector, Canadian oil and gas producer Nexen was purchased by Chinese energy producer CNOOC. The fund also achieved above-average results in the traditionally defensive consumer staples sector.

Empowering Healthier Food Choices

Whole Foods Market, one of the fund’s larger holdings, announced in December 2012 an alliance with educational organization FoodFight to combat the nation’s obesity epidemic. With Whole Foods Market’s help, FoodFight will expand its

Teacher Wellness Program to six U.S. cities. The program examines the social, political, and economic forces that shape what we eat, and it offers strategies for improving health to help empower teachers and students to make healthier choices as consumers. In our view, this program is evidence of Whole Foods Market’s strong commitment to social responsibility.

Finding Opportunities Across Market Sectors

Although our disciplined investment process evaluates the strengths and weaknesses of individual companies, and does not directly consider broader economic and market trends, it is worth noting that recent economic data has remained positive. Moreover, many companies have shored up their balance sheets with large cash balances that can be used more productively through capital investments and mergers-and-acquisitions activity.

We have continued to find companies meeting our investment criteria across a variety of industry groups.As of the reporting period’s end, we have continued to find ample opportunities among small-cap companies. However, should small-cap holdings become more fully valued, we may seek to replace them with larger companies with more attractive valuations.

June 17, 2013

Please note, the position in any security highlighted with italicized typeface as sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and Class Z shares of The Dreyfus Third Century Fund, Inc. on 5/31/03 to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested. The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.

The Dreyfus Third Century Fund, Inc. primarily seeks capital growth through investment in common stocks of companies that the fund’s management believes not only meet traditional investment standards, but also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is a secondary goal.The Index is a widely accepted, unmanaged index of overall U.S. stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. The Index is not subject to the same socially responsible investment criteria as The Dreyfus Third Century Fund, Inc. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 5/31/13
	1	Year	5 Years	10 Years
Class A shares
with maximum sales charge (5.75%)	18.30%		4.75%	6.02%
without sales charge	25.47%		5.99%	6.66%
Class C shares
with applicable redemption charge †	23.55%		5.21%	5.88%
without redemption	24.55%		5.21%	5.88%
Class I shares	25.98%		6.42%	7.01%
Class Z shares	25.80%		6.28%	6.94%
Standard & Poor’s 500
Composite Stock Price Index	27.25%		5.43%	7.57%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in The Dreyfus Third Century Fund, Inc. from December 1, 2012 to May 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2013

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$6.64	$10.81	$4.91	$5.50
Ending value (after expenses)	$1,183.00	$1,179.20	$1,186.70	$1,186.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2013

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$6.14	$10.00	$4.53	$5.09
Ending value (after expenses)	$1,018.85	$1,015.01	$1,020.44	$1,019.90

† Expenses are equal to the fund’s annualized expense ratio of 1.22% for Class A, 1.99% for Class C, .90% for
Class I and 1.01% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2013

Common Stocks—99.5%	Shares		Value ($)
Automobiles & Components—1.3%
Thor Industries	87,900		3,754,209
Banks—6.5%
BB&T	97,200		3,199,824
Comerica	148,800		5,876,112
KeyCorp	450,100		4,852,078
Regions Financial	482,700		4,407,051
			18,335,065
Capital Goods—6.2%
3M	20,300		2,238,481
Donaldson	58,250		2,184,957
Fluor	23,300		1,472,793
General Electric	90,700		2,115,124
Ingersoll-Rand	25,800		1,484,274
Parker Hannifin	48,700		4,858,312
Snap-on	33,600		3,060,624
			17,414,565
Commercial & Professional Services—1.5%
Avery Dennison	33,600		1,461,600
Tyco International	85,400		2,887,374
			4,348,974
Consumer Durables & Apparel—.8%
Hasbro	53,100	[a]	2,361,888
Consumer Services—1.9%
Marriott International, Cl. A	125,300		5,263,853
Diversified Financials—5.7%
American Express	73,400		5,557,114
Discover Financial Services	55,475		2,630,070
NASDAQ OMX Group	82,600		2,598,596
T. Rowe Price Group	36,800		2,791,648
Waddell & Reed Financial, Cl. A	56,100		2,582,844
			16,160,272
Energy—9.4%
Bristow Group	52,500		3,299,625
ConocoPhillips	81,700		5,011,478

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Denbury Resources	221,700	[b]	4,068,195
Devon Energy	53,200		3,024,420
EnCana	158,300		3,012,449
Hess	45,100		3,040,191
Marathon Petroleum	18,000		1,485,000
Spectra Energy	113,300		3,463,581
			26,404,939
Food & Staples Retailing—2.8%
Costco Wholesale	19,475		2,135,823
Kroger	55,100		1,855,217
Whole Foods Market	77,600		4,024,336
			8,015,376
Food, Beverage & Tobacco—2.7%
Coca-Cola Enterprises	53,800		1,999,208
Hershey	34,800		3,101,028
PepsiCo	29,300		2,366,561
			7,466,797
Health Care Equipment & Services—4.2%
AmerisourceBergen	55,600		3,006,848
Becton Dickinson & Co.	32,050		3,160,771
Edwards Lifesciences	20,900	[b]	1,389,014
Laboratory Corp. of America Holdings	14,800	[b]	1,472,452
Patterson	71,200		2,782,496
			11,811,581
Household & Personal Products—.9%
Clorox	17,300		1,437,284
Procter & Gamble	14,350		1,101,506
			2,538,790
Insurance—2.2%
Aflac	69,600		3,876,024
Marsh & McLennan	54,400		2,177,088
			6,053,112
Materials—2.4%
Alcoa	146,600		1,246,100
Ball	95,600		4,126,096

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Sigma-Aldrich	17,300	[a]	1,447,318
			6,819,514
Media—3.3%
Discovery Communications, Cl. A	56,900	[b]	4,487,134
Scripps Networks Interactive, Cl. A	41,600		2,802,176
Time Warner Cable	21,100		2,015,261
			9,304,571
Pharmaceuticals, Biotech &
Life Sciences—13.0%
Agilent Technologies	68,500		3,113,325
Allergan	13,400		1,333,166
AstraZeneca, ADR	57,975		2,971,219
Biogen Idec	23,200	[b]	5,509,768
Bristol-Myers Squibb	121,600		5,594,816
Eli Lilly & Co.	51,000		2,711,160
Life Technologies	87,800	[b]	6,505,980
Merck & Co.	63,900		2,984,130
Novartis, ADR	46,825		3,360,162
Waters	26,200	[b]	2,533,802
			36,617,528
Retailing—4.4%
Bed Bath & Beyond	33,500	[b]	2,286,375
Gap	75,500		3,061,525
Nordstrom	54,900		3,229,218
O’Reilly Automotive	21,200	[b]	2,308,892
The TJX Companies	27,500		1,391,775
			12,277,785
Semiconductors & Semiconductor
Equipment—4.2%
Applied Materials	349,900		5,318,480
Intel	151,800		3,685,704
LSI	398,400	[b]	2,948,160
			11,952,344
Software & Services—10.5%
Accenture, Cl. A	21,800		1,789,998

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
BMC Software	28,600	[b]	1,295,437
CA	81,500		2,225,765
International Business Machines	33,250		6,916,665
Intuit	56,700		3,313,548
Microsoft	224,900		7,844,512
Oracle	134,675		4,546,628
Western Union	98,175		1,608,107
			29,540,660
Technology Hardware & Equipment—7.7%
Apple	14,475		6,509,118
Avnet	48,450	[b]	1,655,052
Cisco Systems	229,225		5,519,738
EMC	177,025		4,383,139
Motorola Solutions	64,400		3,732,624
			21,799,671
Telecommunication Services—4.7%
AT&T	143,000		5,003,570
Verizon Communications	168,800		8,183,424
			13,186,994
Transportation—1.1%
Norfolk Southern	20,800		1,593,072
Union Pacific	9,800		1,515,276
			3,108,348
Utilities—2.1%
Consolidated Edison	53,600		3,058,952
Pinnacle West Capital	52,700		2,976,496
			6,035,448
Total Common Stocks
(cost $215,994,286)			280,572,284

Other Investment—.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $989,549)	989,549	[c]	989,549

Investment of Cash Collateral
for Securities Loaned—.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $2,573,717)	2,573,717 [c]	2,573,717
Total Investments (cost $219,557,552)	100.8%	284,135,550
Liabilities, Less Cash and Receivables	(.8%)	(2,385,270)
Net Assets	100.0%	281,750,280

ADR—American Depository Receipts

a Security, or portion thereof, on loan.At May 31, 2013, the value of the fund’s securities on loan was $2,506,793 and the value of the collateral held by the fund was $2,573,717.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Pharmaceuticals,		Food & Staples Retailing	2.8
Biotech & Life Sciences	13.0	Food, Beverage & Tobacco	2.7
Software & Services	10.5	Materials	2.4
Energy	9.4	Insurance	2.2
Technology Hardware & Equipment	7.7	Utilities	2.1
Banks	6.5	Consumer Services	1.9
Capital Goods	6.2	Commercial & Professional Services	1.5
Diversified Financials	5.7	Automobiles & Components	1.3
Telecommunication Services	4.7	Money Market Investments	1.3
Retailing	4.4	Transportation	1.1
Health Care Equipment & Services	4.2	Household & Personal Products	.9
Semiconductors &		Consumer Durables & Apparel	.8
Semiconductor Equipment	4.2
Media	3.3		100.8

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2013

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,506,793)—Note 1(b):
Unaffiliated issuers	215,994,286	280,572,284
Affiliated issuers	3,563,266	3,563,266
Dividends and securities lending income receivable		584,726
Receivable for shares of Common Stock subscribed		58,561
Prepaid expenses		21,223
		284,800,060
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		249,560
Cash overdraft due to Custodian		7,751
Liability for securities on loan—Note 1(b)		2,573,717
Payable for shares of Common Stock redeemed		131,653
Accrued expenses		87,099
		3,049,780
Net Assets ($)		281,750,280
Composition of Net Assets ($):
Paid-in capital		206,431,718
Accumulated undistributed investment income—net		3,335,176
Accumulated net realized gain (loss) on investments		7,405,388
Accumulated net unrealized appreciation
(depreciation) on investments		64,577,998
Net Assets ($)		281,750,280

Net Asset Value Per Share
	Class A	Class C	Class I	Class Z
Net Assets ($)	17,561,932	4,332,416	4,557,723	255,298,209
Shares Outstanding	1,375,850	369,733	352,073	19,734,492
Net Asset Value Per Share ($)	12.76	11.72	12.95	12.94

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended May 31, 2013

Investment Income ($):
Income:
Cash dividends (net of $33,714 foreign taxes withheld at source):
Unaffiliated issuers	5,949,204
Affiliated issuers	2,205
Income from securities lending—Note 1(b)	115,978
Total Income	6,067,387
Expenses:
Management fee—Note 3(a)	1,930,781
Shareholder servicing costs—Note 3(c)	549,464
Professional fees	73,414
Registration fees	58,973
Prospectus and shareholders’ reports	30,134
Distribution fees—Note 3(b)	27,922
Custodian fees—Note 3(c)	19,402
Directors’ fees and expenses—Note 3(d)	8,598
Loan commitment fees—Note 2	601
Miscellaneous	23,670
Total Expenses	2,722,959
Less—reduction in fees due to earnings credits—Note 3(c)	(1,058)
Net Expenses	2,721,901
Investment Income—Net	3,345,486
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	7,411,179
Net unrealized appreciation (depreciation) on investments	48,754,812
Net Realized and Unrealized Gain (Loss) on Investments	56,165,991
Net Increase in Net Assets Resulting from Operations	59,511,477

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,
	2013	2012 [a]
Operations ($):
Investment income—net	3,345,486	1,693,392
Net realized gain (loss) on investments	7,411,179	20,982,682
Net unrealized appreciation
(depreciation) on investments	48,754,812	(30,460,407)
Net Increase (Decrease) in Net Assets
Resulting from Operations	59,511,477	(7,784,333)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(72,861)	(53,991)
Class I Shares	(31,201)	(17,567)
Class Z Shares	(1,592,358)	(1,540,709)
Net realized gain on investments:
Class A Shares	(29,145)	—
Class C Shares	(7,480)	—
Class I Shares	(6,890)	—
Class Z Shares	(432,794)	—
Total Dividends	(2,172,729)	(1,612,267)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	3,472,183	3,154,009
Class C Shares	557,353	735,678
Class I Shares	1,932,669	1,414,411
Class Z Shares	3,761,212	4,132,874
Dividends reinvested:
Class A Shares	96,032	50,918
Class C Shares	5,136	4,437
Class I Shares	14,462	1,461,859
Class Z Shares	1,921,764	—
Cost of shares redeemed:
Class A Shares	(3,987,404)	(3,455,527)
Class B Shares	—	(246,566)
Class C Shares	(368,677)	(240,518)
Class I Shares	(974,554)	(582,591)
Class Z Shares	(23,954,383)	(22,538,077)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(17,524,207)	(16,109,093)
Total Increase (Decrease) in Net Assets	39,814,541	(25,505,693)
Net Assets ($):
Beginning of Period	241,935,739	267,441,432
End of Period	281,750,280	241,935,739
Undistributed investment income—net	3,335,176	1,686,110

		Year Ended May 31,
	2013	2012 [a]
Capital Share Transactions:
Class Ab,c
Shares sold	312,758	307,794
Shares issued for dividends reinvested	8,917	5,102
Shares redeemed	(358,383)	(328,693)
Net Increase (Decrease) in Shares Outstanding	(36,708)	(15,797)
Class Bb
Shares redeemed	—	(25,795)
Class Cc
Shares sold	52,577	76,214
Shares issued for dividends reinvested	518	—
Shares redeemed	(34,642)	(25,197)
Net Increase (Decrease) in Shares Outstanding	18,453	51,017
Class I
Shares sold	168,785	133,262
Shares issued for dividends reinvested	1,326	439
Shares redeemed	(84,202)	(57,226)
Net Increase (Decrease) in Shares Outstanding	85,909	76,475
Class Z
Shares sold	327,379	394,397
Shares issued for dividends reinvested	176,309	144,595
Shares redeemed	(2,092,241)	(2,171,722)
Net Increase (Decrease) in Shares Outstanding	(1,588,553)	(1,632,730)

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended May 31, 2012, 14,832 Class B shares representing $142,537 were automatically converted to 13,454 Class A shares.
c During the period ended May 31, 2013, 9,528 Class C shares representing $112,426 were exchanged for 8,749
Class A shares.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,
Class A Shares	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	10.24	10.61	8.36	7.08	9.72
Investment Operations:
Investment income—net[a]	.13	.05	.03	.03	.05
Net realized and unrealized
gain (loss) on investments	2.46	(.38)	2.24	1.25	(2.65)
Total from Investment Operations	2.59	(.33)	2.27	1.28	(2.60)
Distributions:
Dividends from investment income—net	(.05)	(.04)	(.02)	—	(.04)
Dividends from net realized
gain on investments	(.02)	—	—	—	—
Total Distributions	(.07)	(.04)	(.02)	—	(.04)
Net asset value, end of period	12.76	10.24	10.61	8.36	7.08
Total Return (%)[b]	25.47	(3.13)	27.18	18.08	(26.73)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.25	1.31	1.39	1.35	1.31
Ratio of net expenses
to average net assets	1.25	1.31	1.39	1.35	1.30
Ratio of net investment income
to average net assets	1.11	.46	.32	.40	.70
Portfolio Turnover Rate	48.33	64.12	50.46	35.17	40.27
Net Assets, end of period ($ x 1,000)	17,562	14,469	15,154	13,252	42,532

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

		Year Ended May 31,
Class C Shares	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	9.43	9.80	7.75	6.63	9.13
Investment Operations:
Investment income (loss)—net[a]	.04	(.03)	(.03)	(.03)	(.02)
Net realized and unrealized
gain (loss) on investments	2.27	(.34)	2.08	1.17	(2.48)
Total from Investment Operations	2.31	(.37)	2.05	1.14	(2.50)
Distributions:
Dividends from investment income—net	—	—	—	(.02)	—
Dividends from net realized
gain on investments	(.02)	—	—	—	—
Total Distributions	(.02)	—	—	(.02)	—
Net asset value, end of period	11.72	9.43	9.80	7.75	6.63
Total Return (%)[b]	24.55	(3.78)	26.45	17.16	(27.38)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.00	2.05	2.00	2.09	2.14
Ratio of net expenses
to average net assets	2.00	2.05	2.00	2.09	2.14
Ratio of net investment income
(loss) to average net assets	.35	(.27)	(.29)	(.39)	(.29)
Portfolio Turnover Rate	48.33	64.12	50.46	35.17	40.27
Net Assets, end of period ($ x 1,000)	4,332	3,313	2,944	2,652	1,788

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

		Year Ended May 31,
Class I Shares	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	10.39	10.77	8.48	7.23	9.90
Investment Operations:
Investment income—net[a]	.17	.09	.08	.06	.07
Net realized and unrealized
gain (loss) on investments	2.51	(.38)	2.28	1.27	(2.69)
Total from Investment Operations	2.68	(.29)	2.36	1.33	(2.62)
Distributions:
Dividends from investment income—net	(.10)	(.09)	(.07)	(.08)	(.05)
Dividends from net realized
gain on investments	(.02)	—	—	—	—
Total Distributions	(.12)	(.09)	(.07)	(.08)	(.05)
Net asset value, end of period	12.95	10.39	10.77	8.48	7.23
Total Return (%)	25.98	(2.72)	27.87	18.43	(26.47)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90	.92	.89	1.01	.95
Ratio of net expenses
to average net assets	.90	.92	.89	1.01	.95
Ratio of net investment income
to average net assets	1.46	.86	.83	.71	.92
Portfolio Turnover Rate	48.33	64.12	50.46	35.17	40.27
Net Assets, end of period ($ x 1,000)	4,558	2,766	2,043	1,651	1,048

a Based on average shares outstanding at each month end.
See notes to financial statements.

		Year Ended May 31,
Class Z Shares	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	10.38	10.76	8.48	7.22	9.88
Investment Operations:
Investment income—net[a]	.15	.07	.07	.05	.05
Net realized and unrealized
gain (loss) on investments	2.51	(.38)	2.27	1.28	(2.68)
Total from Investment Operations	2.66	(.31)	2.34	1.33	(2.63)
Distributions:
Dividends from investment income—net	(.08)	(.07)	(.06)	(.07)	(.03)
Dividends from net realized
gain on investments	(.02)	—	—	—	—
Total Distributions	(.10)	(.07)	(.06)	(.07)	(.03)
Net asset value, end of period	12.94	10.38	10.76	8.48	7.22
Total Return (%)	25.80	(2.86)	27.61	18.40	(26.56)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.03	1.07	1.03	1.10	1.11
Ratio of net expenses
to average net assets	1.03	1.07	1.03	1.10	1.10
Ratio of net investment income
to average net assets	1.32	.71	.68	.60	.73
Portfolio Turnover Rate	48.33	64.12	50.46	35.17	40.27
Net Assets, end of period ($ x 1,000)	255,298	221,387	247,051	210,701	192,247
a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

The Dreyfus Third Century Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to provide capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Z (200 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unad-

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

justed quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	271,228,454	—	—	271,228,454
Equity Securities—
Foreign†	9,343,830	—	—	9,343,830
Mutual Funds	3,563,266	—	—	3,563,266
† See Statement of Investments for additional detailed categorizations.

At May 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended May 31, 2013, The Bank of NewYork Mellon earned $49,705 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2013 were as follows:

Affiliated
Investment	Value			Value	Net
Company	5/31/2012 ($)	Purchases ($)	Sales ($)	5/31/2013 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	2,798,903	20,863,916	22,673,270	989,549.4
Dreyfus
Institutional
Cash
Advantage
Fund	7,656,891	85,165,699	90,248,873	2,573,717.9
Total	10,455,794	106,029,615	112,922,143	3,563,266	1.3

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended May 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $7,055,645, undistributed capital gains $3,688,918 and unrealized appreciation $64,573,999.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2013 and May 31, 2012 were as follows: ordinary income $1,696,420 and $1,612,267, and long-term capital gains $476,309 and $0, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to the management agreement (the “Agreement”) with the Manager, the management fee is computed at an annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the Agreement, if in any full fiscal year the aggregate expenses allocable to Class Z shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1 1 / 2 % of the value of the average daily net assets of Class Z shares, the fund may deduct from the fees paid to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2013, there was no expense reimbursement pursuant to the Agreement.

During the period ended May 31, 2013, the Distributor retained $8,256 from commissions earned on sales of the fund’s Class A shares and $113 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2013, Class C shares were charged $27,922, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

Service Agents. During the period ended May 31, 2013, Class A and Class C shares were charged $39,130 and $9,307, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2013, Class Z shares were charged $259,326 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2013, the fund was charged $144,548 for transfer agency services and $7,119 for cash management services. Cash management fees were partially offset by earnings credits of $1,019. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2013, the fund was charged $19,402 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2013, the fund was charged $4,416 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $39.

During the period ended May 31, 2013, the fund was charged $8,527 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $176,274, Distribution Plan fees $2,685, Shareholder Services Plan fees $30,887, custodian fees $4,500, Chief Compliance Officer fees $3,830 and transfer agency fees $31,384.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2013, amounted to $123,228,116 and $137,766,844, respectively.

At May 31, 2013, the cost of investments for federal income tax purposes was $219,561,551; accordingly, accumulated net unrealized appreciation on investments was $64,573,999, consisting of $65,866,733 gross unrealized appreciation and $1,292,734 gross unrealized depreciation.

The Fund 31

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
The Dreyfus Third Century Fund, Inc.

We have audited the accompanying statement of assets and liabilities of The Dreyfus Third Century Fund, Inc., including the statement of investments, as of May 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2013 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The DreyfusThird Century Fund, Inc. at May 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 26, 2013

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 99.83% of the ordinary dividends paid during the fiscal year ended May 31, 2013 as qualifying for the corporate dividends received deduction.Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $1,696,420 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2014 of the percentage applicable to the preparation of their 2013 income tax returns. Also, the fund hereby reports $.0212 per share as a long-term capital gain distribution paid on December 6, 2012.

The Fund 33

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 139
———————
Clifford L. Alexander, Jr. (79)
Board Member (1981)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm (1981-present)
No. of Portfolios for which Board Member Serves: 39
———————
Gordon J. Davis (71)
Board Member (2012)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 47
———————
Whitney I. Gerard (78)
Board Member (2003)
Principal Occupation During Past 5Years:
• Partner in the law firm of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 23

Nathan Leventhal (70)
Board Member (2009)
Principal Occupation During Past 5Years:
• Chairman of the Avery Fisher Artist Program (1997-present)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 37
———————
George L. Perry (79)
Board Member (2003)
Principal Occupation During Past 5Years:
• Economist and Senior Fellow at Brookings Institution
No. of Portfolios for which Board Member Serves: 23
———————
Benaree Pratt Wiley (67)
Board Member (2009)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 57
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
David W. Burke, Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member

The Fund 35

OFFICERS OF THE FUND (Unaudited)

The Fund 37

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $    30,857 in 2012 and $31,594 in 2013.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $12,000 in 2012 and $6,000 in 2013. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,455 in 2012 and $3,040 in 2013. These services consisted of: These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $939 in 2012 and $0 in 2013. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2012 and $200,000 in 2013.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $35,054,975 in 2012 and $49,714,645 in 2013.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Third Century Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	July 24, 2013

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)